Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		€ (5,655)	€ (4,382)	€ (3,443)	[1]
Other operating income		1,231	1,089	979	[1]
Other operating income/(expenses), net related to Regeneron		(4,923)	(3,789)	(2,979)
Antibodies Collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure Of Other Operating Income Expenses [Line Items]
Commitments received for development costs		500	1,600
Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(5,072)	(3,955)	(3,206)
Other operating income (expense) | Other related parties
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(336)	(192)	(20)
Other operating income		189	221	285
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		149	166	227
Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(5,065)	(3,947)	(3,196)
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(5,455)	(4,143)	(3,321)
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	[2]	1,089	833	668
Monoclonal Antibody Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(699)	(637)	(543)
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses		€ 142	€ 158	€ 217

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)As of December 31, 2025, the commitment received by Sanofi in respect of the additional profit share payable by Regeneron towards development costs amounted to €0.5 billion, compared with €1.6 billion as of December 31, 2024 (see Note D.21.).